Summary of Goodwill by Reporting Unit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013
Goodwill [Line Items]
Beginning balance	$ 24.6
Acquisition	2.2	[1]	24.6	[1]
Ending balance	26.8		24.6
US
Goodwill [Line Items]
Beginning balance	24.6
Acquisition	(1.4)	[1]	24.6	[1]
Ending balance	23.2		24.6
Other
Goodwill [Line Items]
Acquisition	3.6	[1]
Ending balance	$ 3.6

[1]	See Note 14 for additional discussion of the goodwill recorded by the Company during Fiscal 2014 and Fiscal 2013.